Results of Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	5
Cloud	€ 13,664	€ 11,426	€ 8,701
Software licenses	1,764	2,056	3,248
Software support	11,496	11,909	11,412
Software licenses and support	13,261	13,965	14,660
Cloud and software	26,924	25,391	23,361
Services	4,283	4,128	3,592
Total revenue	31,207	29,520	26,953
Cost of cloud	(3,884)	(3,499)	(2,881)
Cost of software licenses and support	(1,383)	(1,384)	(1,598)
Cost of cloud and software	(5,267)	(4,883)	(4,479)
Cost of services	(3,407)	(3,155)	(2,740)
Total cost of revenue	(8,674)	(8,038)	(7,219)
Gross profit	22,534	21,482	19,734
Other segment expenses	(25,420)	(23,429)	(20,645)
Segment profit	5,787	6,090	6,308
Constant currency
Disclosure of operating segments
Total revenue	31,207	29,520
Segment profit	5,787	6,090
Actual Currency
Disclosure of operating segments
Total revenue	31,207	29,520	26,953
Segment profit	5,787	6,090	6,308
Operating segments | Constant currency
Disclosure of operating segments
Total revenue	30,853	26,961
Segment profit	10,129	8,472
Operating segments | Actual Currency
Disclosure of operating segments
Total revenue	30,057	28,496	26,170
Segment profit	9,811	8,824	9,308
Operating segments | Applications, Technology & Services | Constant currency
Disclosure of operating segments
Cloud	12,903	9,754
Software licenses	1,801	1,972
Software support	11,781	11,363
Software licenses and support	13,582	13,335
Cloud and software	26,485	23,089
Services	4,369	3,872
Total revenue	30,853	26,961
Cost of cloud	(3,779)	(3,073)
Cost of software licenses and support	(1,299)	(1,248)
Cost of cloud and software	(5,078)	(4,322)
Cost of services	(3,044)	(2,708)
Total cost of revenue	(8,122)	(7,030)
Gross profit	22,731	19,931
Other segment expenses	(12,602)	(11,459)
Segment profit	10,129	8,472
Operating segments | Applications, Technology & Services | Actual Currency
Disclosure of operating segments
Cloud	12,538	10,428	7,941
Software licenses	1,764	2,056	3,248
Software support	11,495	11,908	11,411
Software licenses and support	13,259	13,964	14,659
Cloud and software	25,797	24,392	22,600
Services	4,260	4,104	3,570
Total revenue	30,057	28,496	26,170
Cost of cloud	(3,693)	(3,355)	(2,696)
Cost of software licenses and support	(1,277)	(1,331)	(1,431)
Cost of cloud and software	(4,971)	(4,686)	(4,127)
Cost of services	(2,981)	(2,856)	(2,453)
Total cost of revenue	(7,951)	(7,542)	(6,580)
Gross profit	22,105	20,954	19,590
Other segment expenses	(12,294)	(12,130)	(10,282)
Segment profit	€ 9,811	€ 8,824	€ 9,308